Document and Entity Information	Oct. 24, 2019
Cover [Abstract]
Entity Registrant Name	CALAVO GROWERS INC
Amendment Flag	false
Entity Central Index Key	0001133470
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Incorporation State Country Code	CA
Entity File Number	000-33385
Entity Tax Identification Number	33-0945304
Entity Address, Address Line One	1141-A Cummings Road
Entity Address, City or Town	Santa Paula
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93060
City Area Code	(805)
Local Phone Number	525-1245
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CVGW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false